[GRAPHIC OMITTED]


                                                Semiannual Report March 31, 2002

Oppenheimer
GLOBAL GROWTH & INCOME FUND






                                           [GRAPHIC OMITTED]
                                           OPPENHEIMERFUNDS(R)
                                           The Right Way to Invest

--------------------------------------------------------------------------------
REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

FUND OBJECTIVE
Oppenheimer Global Growth & Income Fund seeks capital appreciation consistent with preservation of principal, while providing current income.


    CONTENTS

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's Managers

 8  Financial
    Statements

30  Officers and Trustees






------------------------------------------
CUMULATIVE TOTAL RETURNS*
                For the 6-Month Period
                Ended 3/31/02

                Without        With
                Sales Chg.     Sales Chg.
------------------------------------------
Class A         25.49%         18.28%
------------------------------------------
Class B         24.99          19.99
------------------------------------------
Class C         25.04          24.04
------------------------------------------
Class N         25.33          24.33
------------------------------------------
Class Y         25.76
------------------------------------------



------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
                For the 1-Year Period
                Ended 3/31/02

                Without        With
                Sales Chg.     Sales Chg.
------------------------------------------
Class A         -2.26%         -7.88%
------------------------------------------
Class B         -3.00          -7.85
------------------------------------------
Class C         -3.00          -3.97
------------------------------------------
Class N         -2.45          -3.42
------------------------------------------
Class Y         -1.89
------------------------------------------


  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES PAGE 7 FOR FURTHER DETAILS.

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



[PHOTO OMITTED]
JOHN V. MURPHY
President
Oppenheimer
Global Growth &
Income Fund

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage


1   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/S/SIGNATURE

John V. Murphy
April 19, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


2   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT TEAM
Frank Jennings
(Portfolio Manager)
Bill Wilby
George Evans


Q. HOW DID OPPENHEIMER GLOBAL GROWTH & INCOME FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?

A. Coming off the September 11 tragedy, and throughout the period, the Fund showed considerable resilience. While we are certainly encouraged by our short-term six-month results, they fail to tell the whole story. In taking a more "global" view, it is our belief that the Fund's focus on absolute long-term return should serve our shareholders well over time. As evidence, the Fund's 1-year ranking in the Lipper Global Flexible Portfolio Funds category is 74 of 93 for the period ended March 31, 2002. However, over the long term the Fund has performed extremely well, ranking 1 of 79 funds, 1 of 62 funds and 1 of 9 funds, respectively for the three-, five-, and ten-year periods ended March 31, 2002.(1)

HOW DID GLOBAL MARKETS REACT IN THE PERIOD FOLLOWING THE TERRORIST ATTACKS?
The reaction was unlike anything we have ever seen. For the most part, the attacks exacerbated the U.S. economic decline, as unemployment surged and corporate earnings languished. Europe fared slightly better due to continued strength in consumer spending, but still proved susceptible to the slowdown. Japan found no escape from its decade-long funk, as its new government was unable to implement much-needed structural reforms to shore up its ailing banking system. In contrast, Southeast Asia persevered despite its heavy exposure to the volatile technology sector, as did Latin America, which managed to skirt the effects of the Argentine financial crisis.





1. Source: Lipper Inc., 3/31/02. Lipper rankings are for the Fund's Class A shares and are based on total returns, but do not include sales charges.


3   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

   In light of this resistance, worldwide markets surprisingly bounced off September's lows, recouping most or all of the lost ground. The reason was twofold: central bankers, in a rare display of cooperation, cut interest rates, injecting significant liquidity into the marketplace. Furthermore, the sharp drop in valuations suddenly made stocks noticeably more attractive. Although credit and accounting concerns in the wake of the Enron bankruptcy continued to loom large, the investment picture brightened considerably as reports of a recovering U.S. economy at period-end sent global markets higher.

HAVE RECENT EVENTS CHANGED THE WAY YOU MANAGE THE FUND?
No, if anything, recent events have reaffirmed the value of taking a consistent approach, especially in the pursuit of absolute long-term return. As always, we follow our mantra: INVEST IN GOOD COMPANIES IN GOOD BUSINESSES AT GOOD PRICES. Before anything else, however, we start by identifying individual companies that stand to benefit from several far-reaching worldwide growth trends--including mass affluence, new technologies, restructuring, and aging populations. From there, we apply rigorous fundamental analysis to determine whether their current pricing is justified by their prospects.
   Our management strategy continues to emphasize growth stocks, dividend-paying stocks, and to a lesser extent, fixed-income securities. For much of the period, our underweighting in bonds worked against the Fund, as high-quality bonds rallied due to the lower interest rate environment. However, when equity markets showed signs of stabilizing in March 2002, investor sentiment turned against bonds.



--------------------------------
AVERAGE ANNUAL TOTAL RETURNS
WITH SALES CHARGE

For the Periods Ended 3/31/02(2)

Class A
1-Year  5-Year    10-Year
--------------------------------
-7.88%  13.72%    13.52%

Class B           Since
1-Year  5-Year    Inception
--------------------------------
-7.85%  13.96%    15.25%

Class C           Since
1-Year  5-Year    Inception
--------------------------------
-3.97%  14.21%    13.22%

Class N           Since
1-Year  5-Year    Inception
--------------------------------
-3.42%  N/A       -10.78%

Class Y           Since
1-Year  5-Year    Inception
--------------------------------
-1.89%  N/A       -17.71%
--------------------------------


2. See Notes page 7 for further details.


4   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

DID YOU MAKE ANY NEW ADDITIONS DURING THE PERIOD?
At the beginning of the period, valuations for many of our holdings dropped sharply as markets tumbled following September 11. Although this proved to be a short-term drag on performance for the Fund, it provided us with numerous opportunities to add to existing positions in which we are confident, such as French transportation company Eurotunnel SA and U.S.-based medical device maker Coherent, Inc. As markets recovered during the period, these holdings more than made up for their earlier declines. Selected investments in premier Japanese companies also contributed to the Fund's performance.(3)
   Although not a new addition, new concerns emerged recently surrounding reports of accounting improprieties at some large U.S. corporations. One of our greatest challenges is in dealing with foreign accounting standards, which are often less stringent than those in the United States. This has called attention to the importance of assessing management integrity, which for us has always meant investing in management teams that we view as employing the most judicious accounting practices.

LOOKING AHEAD, WHAT IS YOUR OUTLOOK FOR THE FUND?
It may be a small world, but to us, it's just one big stock market. Therefore, we are more than open to the possibility that good companies can be found virtually anywhere. With valuations still attractive on a global basis, and economies showing clear signs of recovery, we remain confident that our stock-by-stock approach, not to mention the individual and collaborative strengths of our global investment team, makes Oppenheimer Global Growth & Income Fund an important part of THE RIGHT WAY TO INVEST.



--------------------------------------------------------------------------------
INVESTING IN FOREIGN SECURITIES ENTAILS ADDITIONAL RISKS, SUCH AS FOREIGN CURRENCY FLUCTUATIONS, DIFFERENT ACCOUNTING STANDARDS AND HIGHER EXPENSES.
--------------------------------------------------------------------------------





3. The Fund's holdings and allocations are subject to change.


5   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


TOP GEOGRAPHICAL DIVERSIFICATIONS(4)
--------------------------------------------------------------------------------
United States                                           57.2%
--------------------------------------------------------------------------------
Great Britain                                           14.4
--------------------------------------------------------------------------------
Japan                                                   11.4
--------------------------------------------------------------------------------
France                                                   5.7
--------------------------------------------------------------------------------
The Netherlands                                          5.3
--------------------------------------------------------------------------------
Germany                                                  5.0
--------------------------------------------------------------------------------
Lebanon                                                  0.5
--------------------------------------------------------------------------------
Italy                                                    0.4
--------------------------------------------------------------------------------
Ireland                                                  0.1


TOP TEN COMMON STOCK HOLDINGS(5)
--------------------------------------------------------------------------------
National Semiconductor Corp.                             9.7%
--------------------------------------------------------------------------------
Sybase, Inc.                                             4.3
--------------------------------------------------------------------------------
Eurotunnel SA                                            4.0
--------------------------------------------------------------------------------
Coherent, Inc.                                           4.0
--------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                           3.8
--------------------------------------------------------------------------------
SanDisk Corp.                                            3.3
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.                        2.9
--------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                         2.6
--------------------------------------------------------------------------------
Boots Co. plc                                            2.5
--------------------------------------------------------------------------------
General Motors Corp., Cl. H                              2.5



----------------------------
PORTFOLIO ALLOCATION(4)

[PIE CHART GRAPHIC OMITTED]
 o Stocks         93.4%
 o Cash
   Equivalents     5.5
 o Bonds           1.1
----------------------------






4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on net assets.


6   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


7   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
================================================================================
 COMMON STOCKS--92.4%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--22.3%
--------------------------------------------------------------------------------
 AUTOMOBILES--1.2%
 Bayerische Motoren Werke AG (BMW)                    800,000    $   31,846,090
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.0%
 Six Continents plc                                 5,000,000        53,186,400
--------------------------------------------------------------------------------
 MEDIA--13.4%
 General Motors Corp., Cl. H (1)                    4,000,000        65,800,000
--------------------------------------------------------------------------------
 Reed International plc                             6,000,000        58,184,640
--------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc. (1,2)                 5,500,000        29,260,000
--------------------------------------------------------------------------------
 Wiley (John) & Sons, Inc., Cl. A (2)               2,650,000        69,430,000
--------------------------------------------------------------------------------
 Wolters Kluwer NV                                  2,600,000        54,437,760
--------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc. (1,2)            5,500,000        75,735,000
                                                                 ---------------
                                                                    352,847,400

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--4.4%
 Borders Group, Inc. (1)                            1,500,000        35,865,000
--------------------------------------------------------------------------------
 Circuit City Stores, Inc./Circuit City Group ..    3,500,000        63,140,000
--------------------------------------------------------------------------------
 Gap, Inc.                                          1,000,000        15,040,000
                                                                 ---------------
                                                                    114,045,000

--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.3%
 Hermes International SA                              220,000        32,147,940
--------------------------------------------------------------------------------
 Tod's SpA                                             78,800         3,928,784
                                                                 ---------------
                                                                     36,076,724

--------------------------------------------------------------------------------
 CONSUMER STAPLES--16.4%
--------------------------------------------------------------------------------
 BEVERAGES--2.1%
 Allied Domecq plc                                  9,000,000        55,108,800
--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--4.2%
 Boots Co. plc                                      7,000,000        67,034,800
--------------------------------------------------------------------------------
 Fleming Cos., Inc.                                 1,900,000        42,560,000
                                                                 ---------------
                                                                    109,594,800

--------------------------------------------------------------------------------
 FOOD PRODUCTS--2.5%
 Delta & Pine Land Co.                              1,300,000        24,661,000
--------------------------------------------------------------------------------
 Hain Celestial Group, Inc. (1)                     1,200,000        26,700,000
--------------------------------------------------------------------------------
 Koninklijke Numico NV                                122,600         3,379,817
--------------------------------------------------------------------------------
 Thorntons plc (2)                                  5,715,000         9,765,792
                                                                 ---------------
                                                                     64,506,609




8   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.9%
 Reckitt Benckiser plc                              2,999,800    $   49,295,594
--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--5.7%
 Shiseido Co. Ltd.                                  5,000,000        51,873,090
--------------------------------------------------------------------------------
 Wella AG, Preference, Non-Vtg                      1,927,500        99,211,509
                                                                 ---------------
                                                                    151,084,599

--------------------------------------------------------------------------------
 FINANCIALS--6.8%
--------------------------------------------------------------------------------
 BANKS--0.7%
 Cassa di Risparmio di Firenze SpA (Carifirenze)    1,250,000         1,510,343
--------------------------------------------------------------------------------
 DePfa Bank plc (1)                                    22,500         1,511,433
--------------------------------------------------------------------------------
 Sanpaolo IMI SpA                                     500,000         5,879,976
--------------------------------------------------------------------------------
 Standard Chartered plc                             1,000,000        10,914,960
                                                                 ---------------
                                                                     19,816,712

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--2.0%
 Edinburgh Fund Managers Group plc                    795,710         4,877,957
--------------------------------------------------------------------------------
 Shohkoh Fund & Co.                                    75,000         7,447,089
--------------------------------------------------------------------------------
 Van der Moolen Holding NV                          1,400,000        41,037,696
                                                                 ---------------
                                                                     53,362,742

--------------------------------------------------------------------------------
 INSURANCE--0.8%
 Royal & Sun Alliance Insurance Group plc           5,000,000        21,004,000
--------------------------------------------------------------------------------
 REAL ESTATE--3.3%
 Host Marriott Corp.                                4,000,000        47,800,000
--------------------------------------------------------------------------------
 Rodamco Europe NV                                  1,000,000        37,905,780
                                                                 ---------------
                                                                     85,705,780

--------------------------------------------------------------------------------
 HEALTH CARE--6.4%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--2.6%
 Alexion Pharmaceuticals, Inc. (1,2)                2,000,000        47,020,000
--------------------------------------------------------------------------------
 Neurogen Corp. (2)                                 1,575,000        20,097,000
--------------------------------------------------------------------------------
 Neurogen Corp. (2,3)                                 200,000         2,552,000
                                                                 ---------------
                                                                     69,669,000

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--2.8%
 Dentsply International, Inc.                         300,000        11,118,000
--------------------------------------------------------------------------------
 Inhale Therapeutic Systems, Inc. (1,2)             6,000,000        63,300,000
                                                                 ---------------
                                                                     74,418,000

--------------------------------------------------------------------------------
 PHARMACEUTICALS--1.0%
 Banyu Pharmaceutical Co. (1)                       2,000,000        25,502,697





9   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 INDUSTRIALS--9.2%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.3%
 Dun & Bradstreet Corp. (1)                           351,800    $   14,075,518
--------------------------------------------------------------------------------
 Iron Mountain, Inc. (1)                              650,000        20,618,000
                                                                 ---------------
                                                                     34,693,518

--------------------------------------------------------------------------------
 MACHINERY--1.8%
 Halma plc (2)                                     20,000,000        46,963,520
--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--1.7%
 Mitsubishi Corp.                                   6,000,000        45,225,789
--------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--4.4%
 Autoroutes du Sud de la France (ASF) (1)             374,960         8,733,974
--------------------------------------------------------------------------------
 Eurotunnel SA (1,2)                              110,000,000       106,520,040
                                                                 ---------------
                                                                    115,254,014

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--30.5%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.5%
 Toyo Communication Equipment Co. Ltd. (2)          4,000,000        13,339,873
--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--5.7%
 SanDisk Corp. (1,2)                                4,000,000        86,800,000
--------------------------------------------------------------------------------
 Toshiba Corp. (1)                                 15,000,000        62,813,596
                                                                 ---------------
                                                                    149,613,596

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--7.4%
 Coherent, Inc. (1,2)                               3,100,000       105,090,000
--------------------------------------------------------------------------------
 Keyence Corp.                                         50,000         9,552,194
--------------------------------------------------------------------------------
 Kyocera Corp.                                        600,000        41,513,563
--------------------------------------------------------------------------------
 Murata Manufacturing Co. Ltd.                        600,000        38,480,401
                                                                 ---------------
                                                                    194,636,158

--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--12.6%
 Cree, Inc. (1)                                     2,000,000        27,260,000
--------------------------------------------------------------------------------
 National Semiconductor Corp. (1)                   7,600,000       256,044,000
--------------------------------------------------------------------------------
 Three-Five Systems, Inc. (1,2)                     3,200,000        47,424,000
                                                                 ---------------
                                                                    330,728,000

--------------------------------------------------------------------------------
 SOFTWARE--4.3%
 Sybase, Inc. (1,2)                                 6,500,000       113,555,000
--------------------------------------------------------------------------------
 MATERIALS--0.3%
--------------------------------------------------------------------------------
 METALS & MINING--0.3%
 Massey Energy Co.                                    400,000         6,760,000





10   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 UTILITIES--0.5%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.5%
 Solidere, GDR (1,3)                                2,750,000    $   13,956,250
                                                                 ---------------
 Total Common Stocks (Cost $2,728,294,079)                        2,431,796,665

                                                    PRINCIPAL
                                                       AMOUNT
================================================================================
 NON-CONVERTIBLE CORPORATE BONDS AND NOTES--1.1%
--------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc.:
 0%/15% Sr. Sec. Disc. Nts., 12/1/07 (2,4)       $ 27,500,000        11,687,500
 14.50% Sr. Sec. Nts., 5/15/09 (2)                 30,000,000        16,350,000
                                                                 ---------------
 Total Non-Convertible Corporate Bonds and Notes
 (Cost $34,164,356)                                                  28,037,500

                                                     UNITS
================================================================================
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
 CD Radio, Inc. Wts., Exp. 5/15/09 (1,3)
 (Cost $880,147)                                       18,000           182,250

                                                    PRINCIPAL
                                                     AMOUNT
================================================================================
 REPURCHASE AGREEMENTS--5.4%
--------------------------------------------------------------------------------
 Repurchase agreement with PaineWebber, Inc.,
 1.85%, dated 3/28/02, to be repurchased at
 $143,162,422 on 4/1/02, collateralized by Federal
 Home Loan Mortgage Corp., 6%--7.50%,
 10/1/12--2/1/32, with a value of $40,831,308 and
 Federal National Mortgage Assn., 5.50%--7.50%,
 11/1/14--3/1/32, with a value of $105,600,710
 (Cost $143,133,000)                             $143,133,000       143,133,000
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,906,471,582)       98.9%    2,603,149,415
--------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                          1.1        28,740,335
                                                 -------------------------------
 NET ASSETS                                             100.0%   $2,631,889,750
                                                 ===============================








11   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2002 amounts to $864,889,725. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES/                                SHARES/
                             PRINCIPAL                              PRINCIPAL        UNREALIZED       DIVIDEND/
                         SEPTEMBER 30,        GROSS       GROSS     MARCH 31,      APPRECIATION        INTEREST        REALIZED
                                  2001    ADDITIONS  REDUCTIONS          2002     (DEPRECIATION)         INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Alexion
 Pharmaceuticals, Inc.        2,000,000           --          --     2,000,000     $ (16,173,220)     $       --   $          --
 Coherent, Inc.               3,100,000           --          --     3,100,000        23,571,378              --              --
 Eurotunnel SA              109,000,000    1,000,000          --   110,000,000       (17,857,689)             --              --
 Halma plc                   20,000,000           --          --    20,000,000        10,186,466         600,793              --
 Inhale Therapeutic
 Systems, Inc.                6,000,000           --          --     6,000,000      (115,367,228)             --              --
 Neurogen Corp.               1,575,000           --          --     1,575,000        (2,893,399)             --              --
 Neurogen Corp.                 200,000           --          --       200,000        (2,448,000)             --              --
 Polaroid Corp.               5,500,000           --   5,500,000            --                --              --     (75,129,369)
 SanDisk Corp.                4,000,000           --          --     4,000,000       (10,895,528)             --              --
 Sirius Satellite Radio, Inc. 6,500,000      200,000   1,200,000     5,500,000       (89,652,242)             --     (45,936,090)
 Sybase, Inc.                 7,000,000           --     500,000     6,500,000        21,973,639              --      (2,864,864)
 Thorntons plc                6,265,000           --     550,000     5,715,000        (7,875,740)        582,765      (1,127,431)
 Three-Five Systems, Inc.     3,200,000           --          --     3,200,000      (130,935,037)             --              --
 Toyo Communication
 Equipment Co. Ltd.           4,000,000           --          --     4,000,000       (46,557,425)             --              --
 Wiley (John) & Sons,
 Inc., Cl. A                  2,800,000           --     150,000     2,650,000        17,204,877         374,661         234,026
 XM Satellite Radio
 Holdings, Inc.               5,500,000           --          --     5,500,000        (2,324,580)             --              --
                                                                                                      ----------
                                                                                                       1,558,219
                                                                                                      ----------
 BONDS AND NOTES
 Sirius Satellite Radio, Inc.:
 0%/15% Sr. Sec. Disc.
 Nts., 12/1/07              $        --  $27,500,000  $       --  $ 27,500,000          (201,342)             --              --
 14.50% Sr. Sec. Nts.,
 5/15/09                     16,500,000   13,500,000          --    30,000,000        (5,925,514)      1,374,299              --
                                                                                                      --------------------------
                                                                                                      $2,932,518   $(124,823,728)
                                                                                                      ==========================

3. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.



12   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC DIVERSIFICATION, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 GEOGRAPHICAL DIVERSIFICATION             MARKET VALUE              PERCENT
-----------------------------------------------------------------------------
 United States                          $1,489,057,268                 57.2%
 Great Britain                             376,336,463                 14.4
 Japan                                     295,748,293                 11.4
 France                                    147,401,954                  5.7
 The Netherlands                           136,761,053                  5.3
 Germany                                   131,057,599                  5.0
 Lebanon                                    13,956,250                  0.5
 Italy                                      11,319,102                  0.4
 Ireland                                     1,511,433                  0.1
-----------------------------------------------------------------------------
 Total                                  $2,603,149,415                 100.0%
-----------------------------------------------------------------------------


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



13   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

March 31, 2002
================================================================================
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,665,411,274)                   $1,738,259,690
 Affiliated companies (cost $1,241,060,308)                        864,889,725
                                                                ----------------
                                                                 2,603,149,415
--------------------------------------------------------------------------------
 Cash                                                                1,166,099
--------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                   2,081
--------------------------------------------------------------------------------
 Receivables and other assets:
 Closed foreign currency contracts                                  31,557,806
 Investments sold                                                   13,599,081
 Shares of beneficial interest sold                                  9,561,961
 Interest and dividends                                              4,484,794
 Other                                                                      92
                                                                ----------------
 Total assets                                                    2,663,521,329

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                   1,275
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              20,478,601
 Shares of beneficial interest redeemed                              7,946,042
 Distribution and service plan fees                                  1,530,135
 Shareholder reports                                                   905,247
 Trustees' compensation                                                404,927
 Transfer and shareholder servicing agent fees                         281,638
 Other                                                                  83,714
                                                                ----------------
 Total liabilities                                                  31,631,579

================================================================================
 NET ASSETS                                                     $2,631,889,750
                                                                ================


================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                $3,129,113,320
--------------------------------------------------------------------------------
 Overdistributed net investment income                              (9,281,522)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and
 foreign currency transactions                                    (184,592,904)
--------------------------------------------------------------------------------
 Net unrealized depreciation on investments and
 translation of assets and liabilities
 denominated in foreign currencies                                (303,349,144)
                                                                ----------------
 NET ASSETS                                                     $2,631,889,750
                                                                ================





14   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $1,369,333,720 and
 60,861,630 shares of beneficial interest outstanding)                   $22.50
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                           $23.87
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge) and offering
 price per share (based on net assets of $845,225,339 and
 38,449,322 shares of beneficial interest outstanding)                   $21.98
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $402,190,782 and 18,282,348
 shares of beneficial interest outstanding)                              $22.00
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $9,336,209 and 417,384 shares
 of beneficial interest outstanding)                                     $22.37
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per
 share (based on net assets of $5,803,700 and 258,197 shares
 of beneficial interest outstanding)                                     $22.48



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended March 31, 2002
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding
 taxes of $724,757)                                              $  6,431,455
 Affiliated companies (net of foreign withholding
 taxes of $131,506)                                                 1,558,219
--------------------------------------------------------------------------------
 Interest:
 Unaffiliated companies                                               762,983
 Affiliated companies                                               1,374,299
                                                                 ---------------
 Total income                                                      10,126,956

================================================================================
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                    8,735,793
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            1,489,782
 Class B                                                            3,945,697
 Class C                                                            1,832,716
 Class N                                                               14,475
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,911,241
 Class B                                                            1,196,441
 Class C                                                              564,972
 Class N                                                                9,053
 Class Y                                                                2,418
--------------------------------------------------------------------------------
 Shareholder reports                                                1,454,592
--------------------------------------------------------------------------------
 Custodian fees and expenses                                          140,661
--------------------------------------------------------------------------------
 Trustees' compensation                                                71,822
--------------------------------------------------------------------------------
 Other                                                                 95,941
                                                                 ---------------
 Total expenses                                                    21,465,604
 Less reduction to custodian expenses                                  (3,170)
                                                                 ---------------
 Net expenses                                                      21,462,434

================================================================================
 NET INVESTMENT LOSS                                              (11,335,478)

================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                          16,352,598
   Affiliated companies                                          (124,823,728)
 Foreign currency transactions                                     13,914,040
                                                                 ---------------
 Net realized loss                                                (94,557,090)

--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                      679,693,559
 Translation of assets and liabilities denominated
 in foreign currencies                                            (51,288,565)
                                                                 ---------------
 Net change                                                       628,404,994
                                                                 ---------------
 Net realized and unrealized gain                                 533,847,904

================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $522,512,426
                                                                 ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS                         YEAR
                                                               ENDED                        ENDED
                                                      MARCH 31, 2002                SEPTEMBER 30,
                                                         (UNAUDITED)                         2001
===================================================================================================
 OPERATIONS
---------------------------------------------------------------------------------------------------
 Net investment income (loss)                         $  (11,335,478)            $        386,501
---------------------------------------------------------------------------------------------------
 Net realized loss                                       (94,557,090)                 (78,183,422)
---------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)    628,404,994               (1,215,988,650)
                                                      ---------------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                               522,512,426               (1,293,785,571)

===================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (1,112,418)                  (2,889,876)
 Class B                                                          --                           --
 Class C                                                          --                           --
 Class N                                                     (20,494)                          --
 Class Y                                                     (29,272)                          --
---------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                  (1,125,482)                 (44,129,018)
 Class B                                                    (721,325)                 (28,912,108)
 Class C                                                    (338,745)                 (14,056,017)
 Class N                                                      (4,116)                          --
 Class Y                                                      (4,486)                          --

===================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A                                                  37,123,861                  201,841,746
 Class B                                                   3,140,645                  117,445,042
 Class C                                                   4,991,887                   42,319,649
 Class N                                                   6,720,197                    2,043,613
 Class Y                                                     522,550                    5,360,407

===================================================================================================
 NET ASSETS
---------------------------------------------------------------------------------------------------
 Total increase (decrease)                               571,655,228               (1,014,762,133)
---------------------------------------------------------------------------------------------------
 Beginning of period                                   2,060,234,522                3,074,996,655
                                                      ---------------------------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $(9,281,522) and $3,216,140, respectively]           $2,631,889,750              $ 2,060,234,522
                                                      =============================================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


17   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                  YEAR
                                                ENDED                                                 ENDED
                                       MARCH 31, 2002                                             SEPT. 30,
CLASS A                                   (UNAUDITED)        2001        2000      1999      1998      1997
==============================================================================================================
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $17.96      $30.02      $23.37    $16.03    $19.36    $15.62
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.06)       (.08)(1)     .11       .41       .29       .40
 Net realized and unrealized gain (loss)         4.64      (11.28)(1)    8.19      9.64     (1.90)     5.12
                                               ---------------------------------------------------------------
 Total income (loss) from
 investment operations                           4.58      (11.20)       8.30     10.05     (1.61)     5.52
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income            (.02)       (.05)       (.33)     (.15)     (.63)     (.40)
 Dividends in excess of net investment
 income                                            --          --          --        --      (.02)       --
 Distributions from net realized gain            (.02)       (.81)      (1.32)    (2.56)    (1.07)    (1.38)
                                               ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.04)       (.86)      (1.65)    (2.71)    (1.72)    (1.78)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $22.50      $17.96      $30.02    $23.37    $16.03    $19.36
                                               ===============================================================

==============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            25.49%     (38.30)%     36.54%    70.06%    (8.77)%   38.83%
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $1,369,334  $1,061,527  $1,566,609  $482,481  $212,765  $181,716
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,265,288  $1,444,832  $1,159,085  $309,772  $216,009  $141,582
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                   (0.58)%      0.38%(1)    0.72%     2.51%     1.62%     2.47%
 Expenses                                        1.40%       1.22%       1.20%     1.33%     1.36%(4)  1.43%(4)
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%         53%         48%       98%      117%       91%



1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                             Change less than $0.005
Net realized and unrealized gain (loss)           Change less than $0.005
Net investment income ratio                       Change less than 0.005%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


18   OPPENHEIMER GLOBAL GROWTH & INCOME FUND


                                           SIX MONTHS                                                  YEAR
                                                ENDED                                                 ENDED
                                       MARCH 31, 2002                                             SEPT. 30,
CLASS B                                   (UNAUDITED)        2001        2000      1999      1998      1997
===============================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period          $17.60      $29.59      $23.15    $15.95    $19.27    $15.57
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.13)       (.08)(1)    (.02)      .29       .23       .30
 Net realized and unrealized gain (loss)         4.53      (11.10)(1)    8.02      9.55     (1.96)     5.06
                                               ----------------------------------------------------------------
 Total income (loss) from
 investment operations                           4.40      (11.18)       8.00      9.84     (1.73)     5.36
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment
 income                                            --          --        (.24)     (.08)     (.51)     (.28)
 Dividends in excess of net investment income      --          --          --        --      (.01)       --
 Distributions from net realized gain            (.02)       (.81)      (1.32)    (2.56)    (1.07)    (1.38)
                                               ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.02)       (.81)      (1.56)    (2.64)    (1.59)    (1.66)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $21.98      $17.60      $29.59    $23.15    $15.95    $19.27
                                               ================================================================

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            24.99%    (38.74)%      35.48%    68.80%    (9.42)%   37.69%
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $845,225    $674,707  $1,013,614  $235,032   $81,866   $37,071
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $792,242    $922,355  $  711,304  $134,974   $63,012   $17,474
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                   (1.30)%     (0.37)%(1)  (0.05)%    1.76%     1.42%     1.77%
 Expenses                                        2.16%       1.97%       1.97%     2.08%     2.11%(4)  2.15%(4)
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%         53%         48%       98%      117%       91%



1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                         Change less than $0.005
Net realized and unrealized gain (loss)       Change less than $0.005
Net investment income ratio                   Change less than 0.005%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                           SIX MONTHS                                                  YEAR
                                                ENDED                                                 ENDED
                                       MARCH 31, 2002                                             SEPT. 30,
CLASS C                                   (UNAUDITED)        2001        2000      1999      1998      1997
===============================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period          $17.61      $29.61      $23.15    $15.95    $19.26    $15.55
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.13)       (.09)(1)    (.07)      .29       .17       .28
 Net realized and unrealized gain (loss)         4.54      (11.10)(1)    8.07      9.55     (1.91)     5.08
                                               ----------------------------------------------------------------
 Total income (loss) from
 investment operations                           4.41      (11.19)       8.00      9.84     (1.74)     5.36
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              --          --        (.22)     (.08)     (.48)     (.27)
 Dividends in excess of net investment
 income                                            --          --          --        --      (.02)       --
 Distributions from net realized gain            (.02)       (.81)      (1.32)    (2.56)    (1.07)    (1.38)
                                               ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.02)       (.81)      (1.54)    (2.64)    (1.57)    (1.65)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $22.00      $17.61      $29.61    $23.15    $15.95    $19.26
                                               ================================================================

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)            25.04%     (38.75)%     35.49%    68.79%    (9.43)%   37.74%
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)    $402,191    $318,082    $494,774  $157,362   $70,822   $56,278
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $374,014    $446,283    $377,158  $104,560   $65,502   $43,338
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                   (1.31)%     (0.36)%(1)  (0.05)%    1.76%     0.86%     1.71%
 Expenses                                        2.14%       1.97%       1.98%     2.08%     2.12%(4)  2.18%(4)
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%          53%        48%       98%      117%       91%



1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                         Change less than $0.005
Net realized and unrealized gain(loss)        Change less than $0.005
Net investment income ratio                   Change less than 0.005%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                                           CLASS N                         CLASS Y
                                           SIX MONTHS       PERIOD           SIX MONTHS     PERIOD
                                                ENDED        ENDED                ENDED      ENDED
                                       MARCH 31, 2002    SEPT. 30,       MARCH 31, 2002  SEPT. 30,
                                           (UNAUDITED)     2001(1)          (UNAUDITED)    2001(2)
===============================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period          $17.94      $25.19                $17.99     $28.40
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                             (.19)       (.06)(3)              (.01)      (.05)(3)
 Net realized and unrealized gain (loss)         4.73       (7.19)(3)              4.64     (10.36)(3)
                                               ----------------------------------------------------------------
 Total income (loss) from
 investment operations                           4.54       (7.25)                 4.63     (10.41)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.09)         --                  (.12)        --
 Dividends in excess of net investment income      --          --                    --         --
 Distributions from net realized gain            (.02)         --                  (.02)        --
                                               ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.11)         --                  (.14)        --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $22.37      $17.94                $22.48     $17.99
                                               ================================================================

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(4)            25.33%     (28.78)%               25.76%    (36.66)%
---------------------------------------------------------------------------------------------------------------

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $9,336      $1,704                $5,804     $4,215
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $5,870      $  407                $5,172     $1,240
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment loss                            (3.82)%     (2.44)%(3)            (0.18)%    (1.52)%(3)
 Expenses                                        1.66%       1.58%                 0.95%      1.08%
 Expenses, net of voluntary waiver
 of transfer agent fees and/or reduction
 to custodian expenses                            N/A         N/A                   N/A       1.06%
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           12%         53%                   12%        53%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. For the period from February 1, 2001 (inception of offering) to September 30, 2001.
3. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                      Change less than $0.005
Net realized and unrealized gain (loss)    Change less than $0.005
Net investment income ratio                Change less than 0.005%
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Global Growth & Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.



22   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $177,637,435. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2002, the Fund's projected benefit obligations were increased by $31,297 and payments of $4,372 were made to retired trustees, resulting in an accumulated liability of $384,060 as of March 31, 2002.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



23   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



24   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED MARCH 31, 2002          YEAR ENDED SEPTEMBER 30, 2001(1)
                                  SHARES             AMOUNT             SHARES                 AMOUNT
---------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                          8,538,097      $ 180,589,641         30,120,207          $ 758,088,010
 Dividends and/or
 distributions reinvested         92,581          2,049,785          1,568,822             43,032,825
 Redeemed                     (6,881,464)      (145,515,565)       (24,765,391)          (599,279,089)
                              ---------------------------------------------------------------------------
 Net increase                  1,749,214      $  37,123,861          6,923,638          $ 201,841,746
                              ===========================================================================


---------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                          3,729,960      $  77,135,871         11,685,759          $ 293,240,151
 Dividends and/or
 distributions reinvested         29,486            639,280            943,043             25,499,887
 Redeemed                     (3,650,043)       (74,634,506)        (8,538,576)          (201,294,996)
                              ---------------------------------------------------------------------------
 Net increase                    109,403      $   3,140,645          4,090,226          $ 117,445,042
                              ===========================================================================


---------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                          2,122,024      $  44,096,846          7,421,397          $ 184,428,840
 Dividends and/or
 distributions reinvested         13,064            283,493            433,208             11,722,630
 Redeemed                     (1,915,778)       (39,388,452)        (6,499,830)          (153,831,821)
                              ---------------------------------------------------------------------------
 Net increase                    219,310      $   4,991,887          1,354,775          $  42,319,649
                              ===========================================================================


---------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                            556,497      $  11,905,909             96,048          $   2,061,847
 Dividends and/or
 distributions reinvested          1,116             24,605                 --                     --
 Redeemed                       (235,232)        (5,210,317)            (1,045)               (18,234)
                              ---------------------------------------------------------------------------
 Net increase                    322,381      $   6,720,197             95,003          $   2,043,613
                              ===========================================================================


---------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                             55,865      $   1,196,035            245,608          $   5,601,130
 Dividends and/or
 distributions reinvested          1,528             33,752                 --                     --
 Redeemed                        (33,529)          (707,237)           (11,275)              (240,723)
                              ---------------------------------------------------------------------------
 Net increase                     23,864      $     522,550            234,333          $   5,360,407
                              ===========================================================================




1. For the year ended September 30, 2001, for Class A, B and C shares, for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares and for the period from February 1, 2001 (inception of offering) to September 30, 2001, for Class Y shares.


25   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $283,137,644 and $293,315,290, respectively.
================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% of the next $1.5 billion and 0.65% of average annual net asset in excess of $3.5 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.72%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares, effective January 1, 2001 and for all other classes, 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    AGGREGATE            CLASS A         CONCESSIONS         CONCESSIONS         CONCESSIONS        CONCESSIONS
                    FRONT-END          FRONT-END          ON CLASS A          ON CLASS B          ON CLASS C         ON CLASS N
                SALES CHARGES      SALES CHARGES              SHARES              SHARES              SHARES             SHARES
 SIX MONTHS        ON CLASS A        RETAINED BY         ADVANCED BY         ADVANCED BY         ADVANCED BY        ADVANCED BY
 ENDED                 SHARES        DISTRIBUTOR      DISTRIBUTOR(1)      DISTRIBUTOR(1)      DISTRIBUTOR(1)     DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------------------------
 March 31, 2002    $1,536,525           $414,008            $167,027          $2,367,818            $360,181            $67,121

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

              CLASS A CONTINGENT           CLASS B CONTINGENT           CLASS C CONTINGENT             CLASS N CONTINGENT
                  DEFERRED SALES               DEFERRED SALES               DEFERRED SALES                 DEFERRED SALES
 SIX MONTHS     CHARGES RETAINED             CHARGES RETAINED             CHARGES RETAINED               CHARGES RETAINED
 ENDED            BY DISTRIBUTOR               BY DISTRIBUTOR               BY DISTRIBUTOR                 BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------------
 March 31, 2002          $21,219                     $887,110                      $26,776                            $27

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act.


26   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

 Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $1,489,782, all of which were paid by the Distributor to recipients, and included $70,691 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:

                                                                  DISTRIBUTOR'S
                                                  DISTRIBUTOR'S       AGGREGATE
                                                      AGGREGATE    UNREIMBURSED
                                                   UNREIMBURSED   EXPENSES AS %
                TOTAL PAYMENTS   AMOUNT RETAINED       EXPENSES   OF NET ASSETS
                    UNDER PLAN    BY DISTRIBUTOR     UNDER PLAN        OF CLASS
--------------------------------------------------------------------------------
 Class B Plan       $3,945,697        $3,157,341    $26,221,240           3.10%
 Class C Plan        1,832,716           350,614      4,834,624           1.20
 Class N Plan           14,475            14,536        128,460           1.38



27   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2002, the Fund had outstanding foreign currency contracts as follows:

                             EXPIRATION       CONTRACT  VALUATION AS OF     UNREALIZED     UNREALIZED
 CONTRACT DESCRIPTION             DATES  AMOUNT (000S)   MARCH 31, 2002   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 Euro (EUR)               4/2/02-4/3/02      1,023 EUR         $892,733         $  606         $  985
 CONTRACTS TO SELL
 Euro (EUR)               4/2/02-4/3/02        906 EUR          789,979          1,475            290
                                                                                -----------------------
 Total Unrealized Appreciation and Depreciation                                 $2,081         $1,275
                                                                               =======================


================================================================================
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2002 was $16,690,500, which represents 0.63% of the Fund's net assets, of which $2,552,000 is considered restricted. Information concerning restricted securities is as follows:

                                                       VALUATION AS OF    UNREALIZED
 SECURITY               ACQUISITION DATE        COST    MARCH 31, 2002  DEPRECIATION
-------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Neurogen Corp.                  6/26/00  $5,000,000        $2,552,000    $2,448,000



28   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.


29   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
OPPENHEIMER GLOBAL GROWTH & INCOME FUND
--------------------------------------------------------------------------------



=====================================================================================
 OFFICERS AND TRUSTEES     Leon Levy, Chairman of the Board of Trustees
                           Donald W. Spiro, Vice Chairman of the Board of Trustees
                           John V. Murphy, Trustee and President
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Clayton K. Yeutter, Trustee
                           Frank Jennings, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer
                           Katherine P. Feld, Assistant Secretary
                           Kathleen T. Ives, Assistant Secretary
                           Denis R. Molleur, Assistant Secretary

=====================================================================================
 INVESTMENT ADVISOR        OppenheimerFunds, Inc.

=====================================================================================
 DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

=====================================================================================
 TRANSFER AND SHAREHOLDER  OppenheimerFunds Services
 SERVICING AGENT

=====================================================================================
 CUSTODIAN OF              The Bank of New York
 PORTFOLIO SECURITIES

=====================================================================================
 INDEPENDENT AUDITORS      KPMG LLP

=====================================================================================
 LEGAL COUNSEL             Mayer, Brown, Rowe and Maw

                           The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK,
                           NY 10018



                           (C)Copyright 2002 OppenheimerFunds, Inc.
                           All rights reserved.


30   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

 GLOBAL EQUITY          Developing Markets Fund                          Global Fund
                        International Small Company Fund                 Quest Global Value Fund
                        Europe Fund                                      Global Growth & Income Fund
                        International Growth Fund
--------------------------------------------------------------------------------------------------------------
 EQUITY                 STOCK                                            STOCK & BOND
                        Emerging Technologies Fund                       Quest Opportunity Value Fund
                        Emerging Growth Fund                             Total Return Fund
                        Enterprise Fund                                  Quest Balanced Value Fund
                        Discovery Fund                                   Capital Income Fund
                        Main Street(R) Small Cap Fund                     Multiple Strategies Fund
                        Small Cap Value Fund                             Disciplined Allocation Fund
                        MidCap Fund                                      Convertible Securities Fund
                        Main Street(R) Opportunity Fund                   SPECIALTY
                        Growth Fund                                      Real Asset Fund(R)
                        Capital Appreciation Fund                        Gold & Special Minerals Fund
                        Main Street(R) Growth & Income Fund               Tremont Market Neutral Fund, LLC(1)
                        Value Fund                                       Tremont Opportunity Fund, LLC(1)
                        Quest Capital Value Fund
                        Quest Value Fund
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
--------------------------------------------------------------------------------------------------------------
 INCOME                 TAXABLE                                          MUNICIPAL
                        International Bond Fund                          California Municipal Fund(3)
                        High Yield Fund                                  New Jersey Municipal Fund(3)
                        Champion Income Fund                             New York Municipal Fund(3)
                        Strategic Income Fund                            Municipal Bond Fund
                        Bond Fund                                        Intermediate Municipal Fund
                        Senior Floating Rate Fund
                        U.S. Government Trust
                        Limited-Term Government Fund
                        Capital Preservation Fund(2)
                        ROCHESTER DIVISION
                        Rochester National Municipals
                        Rochester Fund Municipals
                        Limited Term New York Municipal Fund
                        Pennsylvania Municipal Fund(3)
--------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS        STOCK                                            STOCK & BOND
                        Mercury Advisors Focus Growth Fund               QM Active Balanced Fund(2)
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers Capital Fund
                        Mercury Advisors S&P 500(R) Index Fund(2)
--------------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)        Money Market Fund                                Cash Reserves



1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


31   OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------
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                                                               [GRAPHIC OMITTED]
                                                             OPPENHEIMERFUNDS(R)
                                                               Distributor, Inc.
 RS0215.001.0302   May 30, 2002